CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Communications - 3.8%
Cable & Satellite - 1.9%
Comcast Corporation - Class A	62,700	$ 3,506,811

Telecommunications - 1.9%
Verizon Communications, Inc.	66,086	3,569,305

Consumer Discretionary - 8.9%
Leisure Facilities & Services - 3.8%
McDonald's Corporation	29,255	7,053,673

Retail - Discretionary - 5.1%
Home Depot, Inc. (The)	28,575	9,380,030

Consumer Staples - 10.9%
Beverages - 2.7%
PepsiCo, Inc.	33,095	4,977,819

Household Products - 2.6%
Procter & Gamble Company (The)	34,930	4,883,214

Retail - Consumer Staples - 5.6%
Kroger Company (The)	106,221	4,294,515
Walmart, Inc.	43,502	6,063,309
		10,357,824
Energy - 3.9%
Oil & Gas Producers - 3.9%
Chevron Corporation	34,870	3,537,562
Exxon Mobil Corporation	63,314	3,724,129
		7,261,691
Financials - 23.3%
Asset Management - 9.5%
BlackRock, Inc.	10,764	9,027,336
Charles Schwab Corporation (The)	118,000	8,595,120
		17,622,456
Banking - 9.0%
JPMorgan Chase & Company	27,800	4,550,582
M&T Bank Corporation	23,890	3,567,733
Northern Trust Corporation	31,100	3,352,891
PNC Financial Services Group, Inc. (The)	26,300	5,145,332
		16,616,538

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Financials - 23.3% (Continued)
Insurance - 4.8%
Marsh & McLennan Companies, Inc.	36,400	$ 5,512,052
Prudential Financial, Inc.	32,000	3,366,400
		8,878,452
Health Care - 13.4%
Biotech & Pharma - 7.6%
Bristol-Myers Squibb Company	85,363	5,050,929
Johnson & Johnson	29,970	4,840,155
Merck & Company, Inc.	54,990	4,130,299
		14,021,383
Medical Equipment & Devices - 5.8%
Becton, Dickinson and Company	24,025	5,905,825
Medtronic plc	39,400	4,938,790
		10,844,615
Industrials - 16.9%
Aerospace & Defense - 1.1%
Raytheon Technologies Corporation	24,010	2,063,900

Commercial Support Services - 3.0%
Republic Services, Inc.	46,550	5,588,793

Electrical Equipment - 2.4%
Carrier Global Corporation	85,210	4,410,469

Machinery - 8.5%
Caterpillar, Inc.	35,930	6,897,482
Deere & Company	26,644	8,927,605
		15,825,087
Transportation & Logistics - 1.9%
Union Pacific Corporation	17,500	3,430,175

Materials - 2.1%
Chemicals - 2.1%
DuPont de Nemours, Inc.	57,891	3,936,009

Technology - 14.4%
Semiconductors - 7.2%
Intel Corporation	127,965	6,817,975
Texas Instruments, Inc.	33,965	6,528,413
		13,346,388

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Technology - 14.4% (Continued)
Software - 5.5%
Microsoft Corporation	35,775	$ 10,085,688

Technology Services - 1.7%
International Business Machines Corporation	23,000	3,195,390

Total Common Stocks (Cost $92,170,093)		$ 180,855,710

MONEY MARKET FUNDS - 2.5%	Shares	Value
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 0.03% (a) (Cost $4,576,357)	4,576,357	$ 4,576,357

Total Investments at Value - 100.1% (Cost $96,746,450)		$ 185,432,067

Liabilities in Excess of Other Assets - (0.1%)		(229,226)

Net Assets - 100.0%		$ 185,202,841

(a)	The rate shown is the 7-day effective yield as of September 30, 2021.